Goodwill and Other Intangible Assets (Details) - Estimated future amortization expenses (USD $)	Mar. 31, 2014
Estimated future amortization expenses [Abstract]
2014 (nine months remaining)	$ 373,400
2015	449,900
2016	421,000
2017	313,900
2018	148,500
Thereafter	28,800
Total amortization	$ 1,735,500